SCHEDULE III - REAL ESTATE PROPERTIES AND ACCUMULATED DEPRECIATION	12 Months Ended
Sep. 30, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III - REAL ESTATE PROPERTIES AND ACCUMULATED DEPRECIATION

		Initial Cost to Company		Costs Capitalized Subsequent to Acquisition			Gross Amount At Which Carried at September 30, 2016						Depreciation Life For Latest Income Statement

Description	Encumbrances	Land	Buildings and Improvements	Land	Improvements	Carrying Costs	Land	Buildings and Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired
Commercial
Yonkers, NY.	$1,560	—	$4,000	—	$194	—	—	$4,194	$4,194	$1,727	(c)	Aug-2000	39 years
South Daytona, FL.	—	$10,437	—	49	—	—	$8,021	—	8,021	—	N/A	Feb-2008	N/A
Multi-Family Residential
Palm Beach Gardens, FL	47,125	16,260	43,132	—	4,420	—	16,260	47,552	63,812	8,054	1970	Mar-2012	30 years
Melbourne, FL	9,211	1,150	8,680	—	1,414	—	1,150	10,094	11,244	1,900	1987	Mar-2012	30 years
North Charleston, SC	17,130	2,436	18,970	—	1,002	—	2,436	19,972	22,408	2,871	2010	Oct-2012	30 years
Decatur, GA	10,352	1,697	8,676	—	1,413	—	1,697	10,089	11,786	1,379	1954	Nov-2012	30 years
Panama City, FL	5,336	1,411	5,745	—	716	—	1,411	6,461	7,872	952	1987	Jan-2013	30 years
Houston, TX (Stone)	12,899	5,143	11,524	—	400	—	5,143	11,924	17,067	1,503	1978	April-2013	30 years
Houston, TX (Pathways)	7,398	3,044	5,463	—	838	—	3,044	6,301	9,345	753	1979	April-2013	30 years
Hixon, TN	8,117	1,231	9,561	—	298	—	1,231	9,859	11,090	1,137	1989	May-2013	30 years
Pasadena, TX (Ashwood)	3,988	1,513	3,864	—	429	—	1,513	4,293	5,806	502	1984	Oct-2013	30 years
Humble, TX (Parkside)	4,930	1,113	5,534	—	467	—	1,113	6,001	7,114	677	1983	Oct-2013	30 years
Humble, TX (Meadowbrook)	7,726	1,996	8,425	—	794	—	1,996	9,219	11,215	1,003	1982	Oct-2013	30 years
Huntsville, AL	12,212	1,047	10,942	—	1,439	—	1,047	12,381	13,428	1,339	1985	Oct-2013	30 years
Columbus, OH	10,164	2,810	11,240	—	315	—	2,810	11,555	14,365	1,450	1999	Nov-2013	30 years
Indianapolis, IN	14,500	4,477	14,240	—	1,997	—	4,477	16,237	20,714	1,573	2007	Jan-2014	30 years
Greenville, SC	37,961	7,487	—	—	41,680	608	7,487	42,288	49,775	1,665	2014	Jan-2014	30 years
Nashville, TN	23,623	4,565	22,054	—	2,239	—	4,565	24,293	28,858	2,001	1985	April-2014	30 years
Atlanta, GA	27,052	2,283	25,921	—	670	—	2,283	26,591	28,874	1,799	2009	June-2014	30 years
Houston, TX (Kendall)	15,314	1,849	13,346	—	1,557	—	1,849	14,903	16,752	1,264	1981	July-2014	30 years
Pensacola, FL	19,750	2,758	25,192	—	521	—	2,758	25,713	28,471	1,826	2008	Dec-2014	30 years
Valley, AL	28,990	1,040	42,710	—	455	—	1,040	43,165	44,205	2,130	2009	July-2014	30 years
San Marcos, TX	17,158	2,163	19,562	—	183	—	2,163	19,745	21,908	974	2014	Sept-2015	30 years
Lake St. Louis, MO	27,397	2,752	33,248	—	421	—	2,752	33,669	36,421	1,360	1986	Sept-2015	30 years
North Charleston, SC	13,544	3,704	—	—	21,131	55	3,704	21,186	24,890	—	2016	Oct-15	30 years
LaGrange, GA	15,786	832	21,968	—	389	—	832	22,357	23,189	770	2009	Nov-15	30 years
Katy, TX	30,750	4,194	36,056	—	240	—	4,194	36,296	40,490	1,149	2008	Jan-16	30 years
Macon, GA	11,200	1,876	12,649	—	180	—	1,876	12,829	14,705	389	1988	Feb-16	30 years
Southaven, MS	28,000	2,090	32,910	—	1,286	—	2,090	34,196	36,286	812	2002	Feb-16	30 years
San Antonio, TX	26,400	5,540	29,610	—	443	—	5,540	30,053	35,593	728	2013	May-16	30 years
Dallas, TX	27,937	13,073	23,927	—	917	—	13,073	24,844	37,917	409	1986	May-16	30 years
Columbia, SC	12,934	2,233	14,767	—	93	—	2,233	14,860	17,093	284	1996	May-16	30 years
		Initial Cost to Company		Costs Capitalized Subsequent to Acquisition			Gross Amount At Which Carried at September 30, 2016						Depreciation Life For Latest Income Statement

Description	Encumbrances	Land	Buildings and Improvements	Land	Improvements	Carrying Costs	Land	Buildings and Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired

Atlanta, GA	27,375	9,491	29,634	—	7	—	9,491	29,641	39,132	155	1989	Aug-16	30 years
Southaven, MS	30,563	2,100	36,105	—	14	—	2,100	36,119	38,219	100	2005	Sep-16	30 years
San Antonio, TX	27,000	5,030	30,970	—	—	—	5,030	30,970	36,000	52	2015	Sep-16	30 years
Total	$621,382	$130,825	$620,625	$49	$88,562	$663	$128,409	$709,850	$838,259	$44,687
									(a)	(b)

Notes to the schedule:

(a)	Total real estate properties	$838,259
	Less: Accumulated depreciation and amortization	(44,687)
	Net real estate properties	$793,572
(b)	Amortization of the Trust's leasehold interests is over the shorter of estimated useful life or the term of the respective land lease.
(c)	Information not readily obtainable.
A reconciliation of real estate properties is as follows:

	2016	2015	2014
Balance at beginning of year	$757,027	$635,612	$402,896
Additions:
Acquisitions	318,680	129,425	205,220
Capital improvements	19,649	8,442	8,273
Capitalized development expenses and carrying costs	27,194	55,623	34,857
	365,523	193,490	248,350
Deductions:
Sales	150,786	51,394	80
Depreciation/amortization/paydowns	24,328	20,681	15,554
Reconciliation of partnership interest	153,864	—	—
	328,978	72,075	15,634
Balance at end of year	$793,572	$757,027	635,612